Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit for the period	$ 3,646	$ 1,722	$ 6,575
Items that may be reclassified to the income statement in subsequent periods:
(Losses)/gains on cash flow hedges	(139)	459	(1,097)
Losses on cash flow hedges reclassified to the income statement	86	299	847
Tax recognised within other comprehensive income	(34)	(84)	64
Exchange fluctuations on translation of foreign operations taken to equity		(1)	3
Items that will not be reclassified to the income statement in subsequent periods:
Remeasurement (loss)/gain on defined benefit plan	(11)	14	34
Net (loss)/gain on financial instruments at fair value through other comprehensive income	(8)	(32)	2
Other comprehensive (loss)/income for the period, net of tax	(106)	655	(147)
Total comprehensive income for the period	3,540	2,377	6,428
Total comprehensive income attributable to:
Equity holders of the parent	3,467	2,315	6,351
Non-controlling interest	73	62	77
Total comprehensive income for the period	$ 3,540	$ 2,377	$ 6,428